Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of The Option Activities
The Company recognized share-based compensation expense for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
General and administrative	89,622	64,799	80,727	12,372
Cost of revenues	—	—	1,940	297

Total share-based compensation expense	89,622	64,799	82,667	12,669

Schedule of the assumptions used to estimate the fair value of the options
The assumptions used to estimate the fair value of the options granted are as follow:

	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2020
Risk-free interest rate	3.37% or nil	1.52%-3.62% or nil	0.55%-1.92%
Expected volatility	30.67% or nil	29.53%-32.67% or nil	32.54%-33.58%
Suboptimal exercise factor	2.2 or nil	2.2-2.5 or nil	2.5
Fair value per ordinary share	RMB32.10	USD5.14	USD6.29 - 8.53
Expected dividend yield	0%	0%	0%
Post-vesting forfeiture rate	0%	0%	0%

Summary Of Share Based Compensation Expense
The Company recognized share-based compensation expense for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
General and administrative	89,622	64,799	80,727	12,372
Cost of revenues	—	—	1,940	297

Total share-based compensation expense	89,622	64,799	82,667	12,669

2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of The Option Activities
A summary of the option activities for employees under the 2017 Plan is as follows:

	Number of options	Weighted Average Exercise price	Weighted Average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		RMB	RMB	RMB
Outstanding as of December 31, 2017	1,145,297	1.50	15.07	17,135	9.8

Granted	454,470	1.39	30.71
Forfeited	—	—	—

Outstanding as of December 31, 2018	1,599,767	1.47	19.52	49,138	9.1

Granted	1,944,256	0.38	31.84
Forfeited	(224,348)	1.50	15.07
Replaced	(3,319,675)	0.83	27.03
Outstanding as of December 31, 2019	—	—	—	—	—

Outstanding, Vested and expected to vest, and Exercisable as of December 31, 2020	—	—	—	—	—

Summary Of Share Based Compensation Expense
A summary of the option activities for employees under the 2017 Plan is as follows:

	Number of options	Weighted Average Exercise price	Weighted Average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		RMB	RMB	RMB
Outstanding as of December 31, 2017	1,145,297	1.50	15.07	17,135	9.8

Granted	454,470	1.39	30.71
Forfeited	—	—	—

Outstanding as of December 31, 2018	1,599,767	1.47	19.52	49,138	9.1

Granted	1,944,256	0.38	31.84
Forfeited	(224,348)	1.50	15.07
Replaced	(3,319,675)	0.83	27.03
Outstanding as of December 31, 2019	—	—	—	—	—

Outstanding, Vested and expected to vest, and Exercisable as of December 31, 2020	—	—	—	—	—

2017 Plan [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of The Option Activities
A summary of the option activities for
non-employees
under the 2017 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted Average Remaining Contractual term
		RMB	RMB	RMB
Outstanding as of December 31, 2018	—	—	—	—	—
Granted	2,139,312	1.40	31.31
Forfeited	—	—	—
Outstanding as of December 31, 2018	2,139,312	1.40	31.31	65,963	9.97

Granted	224,348	1.50	30.73
Replaced	(2,363,660)	1.41	31.25

Outstanding as of December 31, 2019	—	—	—	—	—

Outstanding, Vested and expected to vest, and Exercisable as of December 31, 2020	—

Summary Of Share Based Compensation Expense
A summary of the option activities for
non-employees
under the 2017 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted Average Remaining Contractual term
		RMB	RMB	RMB
Outstanding as of December 31, 2018	—	—	—	—	—
Granted	2,139,312	1.40	31.31
Forfeited	—	—	—
Outstanding as of December 31, 2018	2,139,312	1.40	31.31	65,963	9.97

Granted	224,348	1.50	30.73
Replaced	(2,363,660)	1.41	31.25

Outstanding as of December 31, 2019	—	—	—	—	—

Outstanding, Vested and expected to vest, and Exercisable as of December 31, 2020	—

2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of The Option Activities
A summary of the option activities for employees under the 2019 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		USD	USD	USD
Outstanding as of December 31, 2018	—	—	—	—	—

Granted	5,583,659	0.07	5.18
Forfeited	—	—	—
Outstanding as of December 31, 2019	5,583,659	0.07	5.18	28,302	9.0

Granted	349,373	0.21	6.98
Forfeited	—	—	—
Outstanding as of December 31, 2020	5,933,032	0.21	6.98	41,992	8.1

Vested and expected to vest as of December 31, 2020	5,933,032

Exercisable at December 31, 2020	4,204,128

Summary Of Share Based Compensation Expense
A summary of the option activities for employees under the 2019 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		USD	USD	USD
Outstanding as of December 31, 2018	—	—	—	—	—

Granted	5,583,659	0.07	5.18
Forfeited	—	—	—
Outstanding as of December 31, 2019	5,583,659	0.07	5.18	28,302	9.0

Granted	349,373	0.21	6.98
Forfeited	—	—	—
Outstanding as of December 31, 2020	5,933,032	0.21	6.98	41,992	8.1

Vested and expected to vest as of December 31, 2020	5,933,032

Exercisable at December 31, 2020	4,204,128

2019 Plan [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of The Option Activities
A summary of the option activities for
non-employees
under the 2019 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		USD	USD	USD
Outstanding as of December 31, 2018	—	—	—	—	—
Granted	2,382,344	0.20	5.19
Forfeited	—	—	—
Outstanding as of December 31, 2019	2,382,344	0.20	5.19	11,762	9.0

Granted	36,539
Forfeited	—	—	—
Outstanding as of December 31, 2020	2,418,883	0.21	8.53	17,748	8.0

Vested and expected to vest as of December 31, 2020	2,418,883

Exercisable at December 31, 2020	2,418,883

Summary Of Share Based Compensation Expense
A summary of the option activities for
non-employees
under the 2019 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		USD	USD	USD
Outstanding as of December 31, 2018	—	—	—	—	—
Granted	2,382,344	0.20	5.19
Forfeited	—	—	—
Outstanding as of December 31, 2019	2,382,344	0.20	5.19	11,762	9.0

Granted	36,539
Forfeited	—	—	—
Outstanding as of December 31, 2020	2,418,883	0.21	8.53	17,748	8.0

Vested and expected to vest as of December 31, 2020	2,418,883

Exercisable at December 31, 2020	2,418,883